Note 26 - Subsequent Events (Details Textual)				12 Months Ended
	Feb. 26, 2025 shares	Jan. 09, 2025 $ / shares shares	Jan. 09, 2024	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Statement Line Items [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)				$ 0.56	$ 0.8
Potential ordinary share transactions [member] | Quebec Precious Metals Corporation [member]
Statement Line Items [Line Items]
Number of shares issued for each share held (in shares) | shares	0.0741
Number of shares issued (in shares) | shares	8,400,000
Proportion of ownership interests held by non-controlling interests	5.00%
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement				1,827,245	197,345
Long-term incentive plan [member] | Deferred share units [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		590,000
Weighted average share price (in CAD per share)		$ 0.55
Vesting requirements for share-based payment arrangement, percentage		0.33%
Long-term incentive plan [member] | Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			1,318,623
Vesting requirements for share-based payment arrangement, percentage			0.33%
Long-term incentive plan [member] | Restricted share units [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		1,142,500
Weighted average share price (in CAD per share)		$ 0.55
Vesting requirements for share-based payment arrangement, percentage		0.33%
Long-term incentive plan [member] | Share options [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of instruments authorised in share-based payment arrangement (in shares) | shares		80,000
Vesting requirements for share-based payment arrangement, period (Month)		18 months
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)		$ 0.6